UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-6027

KAVILCO INCORPORATED

(Exact name of registrant as specified in charter)

1000 Second Avenue, Suite 3320

Seattle, Washington

98104

(Address of principal executive offices) (Zip code)

Registrant's telephone number, including area code: (206)624-6166

Date of reporting period: September 30, 2019

	Principal Amount or Shares	Fair Value
INVESTMENTS IN SECURITIES
U.S. Corporate Bonds - 0.3%
Information Technology - 0.3%
Adobe Systems, Inc., 4.750%, due February 1, 2020	100,000	100,870
Total Information Technology		100,870

Total U.S. Corporate Bonds (Cost $100,066)		100,870
U.S. Common Stock - 91.3%
American Depository Receipts - 2.5%
Atlantic Power Corp.	2,700	6,318
Eaton Corp, PLC	1,400	116,410
Enbridge Inc.	11,193	392,650
GW Pharmaceuticals PLC	300	34,509
Invesco Ltd.	6,300	106,722
Obsidian Energy Ltd.	485	405
Royal Dutch Shell, PLC	4,300	257,570
Schlumberger Ltd.	1,200	41,004
Seadrill, Ltd.	4	8
Wheaton Precious Metals Corp.	700	18,368
Total American Depository Receipts		973,965
Consumer Staples - 0.4%
The Kraft Heinz Company	4,900	136,882
Total Consumer Staples		136,882
Consumer Discretionary - 1.0%
Genuine Parts Co.	3,400	338,606
Ryman Hospitality Properties Inc.	600	49,086
Total Consumer Discretionary		387,692
Energy - 2.8%
Diamond Offshore Drilling, Inc.	1,515	8,423
Exxon Mobil Corp.	5,000	353,050
Kinder Morgan, Inc.	19,919	410,531
Phillips 66	500	51,200
Valero Energy Corp.	1,170	99,731
Williams Cos Inc.	6,784	163,223
Total Energy		1,086,158
Financials - 29.3%
AvalonBay Communities, Inc.	1,750	376,828
BB&T Corp. Com.	1,000	53,370
Blackstone Group Inc., The	11,800	576,312
Digital Realty Trust, Inc.	3,310	429,671
EPR Properties	1,900	197,915
Equity Residential PPTYS	3,000	258,780
Essex PPTY	400	130,660
HCP, Inc.	7,700	274,351
Healthcare Realty Trust, Inc.	5,425	181,738
Highwoods Properties, Inc.	1,300	58,422
Iron Mountain Inc.	8,100	262,359
Kimco Realty Corp.	8,400	175,392
Lamar Advertising Company	6,400	524,352
Liberty Properties Trust	16,040	823,333
LTC Properties, Inc.	8,330	426,663
Macerich Co. Com.	1,500	47,385
Mack Cali Rlty Corp.	5,600	121,296
National Retail Properties, Inc.	1,470	82,908
Omega Healthcare Investors, Inc.	5,831	243,677
Prudential Financial Inc.	1,000	89,950
Public Storage Inc.	1,000	245,270
Realty Income Corp.	12,255	939,713
Redwood Trust, Inc.	2,600	42,666
RMR Group, Inc., The	274	12,462
Sabra Health Care REIT, Inc.	2,970	68,191
Senior Housing Properties Trust	10,400	96,252
Hospitality Properties Trust	13,400	345,586
Simon Property Group, Inc.	870	135,416
Spirit Realty Capital, Inc.	2,500	119,650
Stag Industrial, Inc.	14,530	428,344
T Rowe Price Group Inc.	5,300	605,525
Tanger Factory Outlet Ctr.	10,800	167,184
Ventas, Inc.	13,200	963,996
Vornado Realty Trust	2,500	159,175
Washington REIT	8,450	231,192
Wells Fargo & Co.	9,540	481,198
Welltower, Inc.	8,810	798,627
Weyerhaeuser Co.	1,900	52,630
Total Financials		11,228,437
Health Care - 2.5%
Abbvie Inc.	1,000	75,720
Amgen Inc.	2,380	460,554
Bristol Myers Squibb	6,900	349,899
Pfizer Inc.	2,500	89,825
Total Healthcare		975,998
Industrials - 1.8%
General Electric Co.	24,550	219,477
Pitney Bowes, Inc.	3,000	13,710
United Parcel Service	3,670	439,739
Wabtec Corp.	131	9,414
Total Industrials		682,340
Information Technology - 3.0%
International Business Machines Corp.	2,370	344,645
Paychex, Inc.	9,925	821,492
Total Information Technology		1,166,138
Master Limited Partnerships - 5.4%
Alliancebernstein Holding LP	1,700	49,895
Buckeye Partners LP	6,472	265,934
CVR Partners LP	4,760	18,469
Energy Transfer Partners LP	15,960	208,757
Enterprise Products Partners LP	18,600	531,588
Magellan Midstream Partners LP	7,600	503,652
MPLX LP	2,180	61,062
Nustar Energy LP	4,100	116,112
Plains All American Pipeline LP	3,914	81,216
Suburban Propane Partners LP	3,200	75,616
Targa Resources Corp.	1,160	46,597
TC Pipelines LP	2,300	93,541
Total Master Limited Partnerships		2,052,439
Materials - 0.2%
International Paper Co	1,900	79,458
Total Mutual Funds		79,458
Mutual Funds - 2.6%
Blackrock Global Floating Rate Income Fund	3,179	39,006
John Hancock Preferred Income Fund	3,284	79,276
iShares Investment Grade Corp. Bonds	640	81,587
iShares US Preferred ETF	2,516	94,425
iShares 1-3 Year Treasury Bond	7,200	610,704
SPDR Bloomberg Barclays High Yield Bond ETF	866	94,169
Total Mutual Funds		999,168
Telecommunication Services - 7.1%
AT & T, Inc.	29,570	1,118,929
Centurylink, Inc.	6,900	86,112
Consolidated Communications	9,600	45,696
Verizon Communications	24,540	1,481,234
Total Telecommunication Services		2,731,971
Utilities - 32.6%
Alliant Energy Corp.	14,900	803,557
American Electric Power, Inc.	8,240	772,006
Centerpoint Energy, Inc.	19,800	597,564
Consolidated Edison	8,100	765,207
Dominion Energy, Inc.	10,900	883,336
Duke Energy Corp.	9,095	871,847
Entergy Corp.	4,170	489,391
Eversource Energy	10,481	895,811
Exelon Corp.	6,500	314,015
Firstenergy Corp	7,605	366,789
NextEra Energy, Inc.	3,170	738,578
OGE Energy Corp. Co.	10,100	458,338
Oneok Inc. Co.	1,600	117,904
PPL Corporation	13,945	439,128
Public Service Enterprise Group, Inc.	12,000	744,960
Sempra Corp	1,740	256,841
Southern Company	14,730	909,872
UGI Corp. New Com.	4,611	231,795
WEC Energy Group, Inc.	10,840	1,030,884
Xcel Energy, Inc.	12,770	828,645
Total Utilities		12,516,469

Total U.S. Common Stock (Cost $31,124,807)		$ 35,017,113
Cash Equivalents - 8.4%
Total Cash Equivalents (Cost $3,241,258)		$ 3,241,258

TOTAL INVESTMENT IN SECURITIES (Cost $34,519,668)		$ 38,359,241

FINANCIAL ACCOUNTING STANDARDS NO. 157

The Company adopted the provisions of the Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data from sources independent of the Company. Unobservable inputs reflect the Company’s own assumption about the assumptions that market participants would use in pricing the asset or liability developed on the best information available in the circumstance.

The fair value hierarchy is categorized into three levels based on the inputs as follows

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Company's own assumptions about the assumption a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following table presents information about the Company’s assets measured at fair market value as of March 31, 2017:

Investments in Securities	Level 1	Level 2	Level 3	Balance

US Corporate Bonds		100,870		100,870
US Common Stock	35,017,113			35,017,113
Cash Equivalents	3,241,258			3,241,258
TOTALS				$38,359,241

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s President and Chief Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
3 (a) (1)	Certification of President

3 (a) (2)	Certification of Chief Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Kavilco Incorporated

By:	/s/ Louis L. Jones, Sr.
Louis L. Jones, Sr.
President

Date:November 5, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott Burns
Scott Burns
Chief Financial Officer

Date: November 5, 2019